Description of Organization, Business Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Description of Organization, Business Operations and Basis of Presentation

1.      Overview and Basis of Presentation

Nature of Operations

Rumble Inc. (“Rumble” or “the Company”) is a full-service video technology provider offering customizable video players, original content videos, and a library of advertisements for use with its video players.

Rumble was incorporated on September 18, 2013 under the Business Corporations Act of Ontario. The Company’s head office and principal place of business is 218 Adelaide Street West, Suite 400, Toronto, Ontario, Canada, M5H 1W7.

Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements (the “financial statements”) are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and include the results of the Company and its wholly-owned subsidiaries, Rumble USA Inc and Locals Technology Inc. (“the Group”). Any reference in these notes to applicable guidance is meant to refer to the authoritative guidance found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”). All intercompany balances and transactions have been eliminated upon consolidation. These financial statements are presented in U.S. dollars, which is the functional currency of the Company, except where otherwise indicated.

These financial statements should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2021 (“Annual Financial Statements”). These financial statements have been prepared using the same accounting policies that were described in Note 2 to the 2021 Annual Financial Statements.

The Board of Directors approved these condensed consolidated interim financial statements on August 15, 2022.

Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities, as of the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates the estimates used, which include but are not limited to the: evaluation of revenue recognition criteria; collectability of accounts receivable; valuation of stock-based compensation awards; assessment and recoverability of long-lived assets; useful lives of long-lived assets; and the realization of tax assets, estimates of tax liabilities, and valuation of deferred taxes. These estimates, judgments, and assumptions are reviewed periodically and the impact of any revisions are reflected in the financial statements in the period in which such revisions are made. Actual results could differ materially from those estimates, judgments, or assumptions, and such differences could be material to the Company’s consolidated financial position and results of operations.

1.      Overview and Basis of Presentation

Nature of Operations

Rumble Inc. (“Rumble” or “the Company”) is a full-service video technology provider offering customizable video players, original content videos, and a library of advertisements for use with its video players.

Rumble was incorporated on September 18, 2013 under the Business Corporations Act of Ontario. The Company’s head office and principal place of business is 218 Adelaide Street West, Suite 400, Toronto, Ontario, Canada, M5H 1W7.

Basis of Presentation

The accompanying consolidated financial statements (the “financial statements”) are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and include the results of the Company and its wholly-owned subsidiaries, Rumble USA Inc and Locals Technology Inc. (“the Group”). Any reference in these notes to applicable guidance is meant to refer to the authoritative guidance found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”). All intercompany balances and transactions have been eliminated upon consolidation. These financial statements are presented in U.S. dollars, which is the functional currency of the Company, except where otherwise indicated.

Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities, as at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates the estimates used, which include but are not limited to: the evaluation of revenue recognition criteria; the collectability of accounts receivable; the valuation of stock-based compensation awards; the assessment and recoverability of long-lived assets; useful lives of long-lived assets; and the realization of tax assets, estimates of tax liabilities, and valuation of deferred taxes. These estimates, judgments, and assumptions are reviewed periodically and the impact of any revisions are reflected in the financial statements in the period in which such revisions are made. Actual results could differ materially from those estimates, judgments, or assumptions, and such differences could be material to the Company’s consolidated financial position and results of operations.

CF ACQUISITION CORP. VI [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Description of Organization, Business Operations and Basis of Presentation

Note 1 — Description of Organization, Business Operations and Basis of Presentation

CF Acquisition Corp. VI (the “Company”) was incorporated in Delaware on April 17, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). On December 6, 2021, 1000045707 Ontario Inc., an Ontario corporation and a direct wholly owned subsidiary of the Company, and 1000045728 Ontario Inc., an Ontario corporation and an indirect, wholly owned subsidiary of the Company were incorporated (collectively referred to as the “subsidiaries”). The subsidiaries were incorporated for the purposes of consummating the Transactions (as defined below).

Although the Company is not limited in its search for target businesses to a particular industry or sector for the purpose of consummating a Business Combination, the Company intends to focus its search on companies operating in the financial services, healthcare, real estate services, technology and software industries. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of June 30, 2022, the Company had not commenced operations. All activity through June 30, 2022 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”) described below, and the Company’s efforts toward locating and completing a suitable Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company has generated non-operating income in the form of interest income on investments in U.S. government debt securities and money market funds that invest in U.S. government debt securities classified as cash equivalents from the proceeds derived from the Initial Public Offering, and recognized changes in the fair value of the warrant liability and FPS (as defined below) liability as other income (expense).

The Company’s sponsor is CFAC Holdings VI, LLC (the “Sponsor”). The registration statement for the Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 18, 2021. On February 23, 2021, the Company consummated the Initial Public Offering of 30,000,000 units (each, a “Unit” and with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at a purchase price of $10.00 per Unit, generating gross proceeds of $300,000,000, which is described in Note 3. Each Unit consists of one share of Class A common stock and one-fourth of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50. Each warrant will become exercisable 30 days after the completion of the Business Combination and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 700,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit to the Sponsor in a private placement, generating gross proceeds of $7,000,000, which is described in Note 4. The proceeds of the Private Placement Units were deposited into the Trust Account (as defined below) and will be used to fund the redemption of the Public Shares subject to the requirements of applicable law (see Note 4).

Offering costs amounted to approximately $6,600,000, consisting of $6,100,000 of underwriting fees and approximately $500,000 of other costs.

Following the closing of the Initial Public Offering and sale of the Private Placement Units on February 23, 2021, an amount of $300,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units (see Note 4) was placed in a trust account (the “Trust Account”) located in the United States at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee, which may be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

Initial Business Combination — The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share). The per share amount to be distributed to public stockholders who redeem the Public Shares will not be reduced by the Marketing Fee (as defined in Note 4). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated certificate of incorporation (as may be amended, the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the SEC and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the Business Combination is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed Business Combination. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares (as defined in Note 4), their Private Placement Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial stockholders have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares held by the initial stockholders in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A common stock sold in the Initial Public Offering, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors (the “initial stockholders”) have agreed not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) that would affect the substance or timing of the Company’s obligation to allow redemption in connection with its initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

Business Combination Agreement — On December 1, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Rumble, Inc. (“Rumble”). Pursuant to the Business Combination Agreement and by means of an arrangement under Section 182 of the Business Corporations Act (Ontario) (the “Arrangement”), subject to the terms and conditions set forth in the Business Combination Agreement and a plan of arrangement (the “Plan of Arrangement”) to be submitted to the Ontario Superior Court of Justice (Commercial List), upon the closing of the transactions contemplated by the Business Combination Agreement (the “Closing” and such transactions, the “Transactions”), in exchange for their respective shares of capital stock of Rumble:

•        For each share of Rumble capital stock held by eligible electing Canadian shareholders of Rumble (“Electing Shareholders”), the Electing Shareholder will receive a number of exchangeable shares in an indirect, wholly owned Canadian subsidiary of the Company (the “ExchangeCo Shares”) equal to the quotient obtained by dividing the Price Per Company Share (as defined below) by $10.00 (the “Company Exchange Ratio”), and such Electing Shareholders shall concurrently subscribe for nominal value for a corresponding number of shares of Class C common stock of the Company, par value $0.0001 per share (the “Class C Common Stock”), a new class of voting, non-economic shares of common stock of the Company to be created and issued in connection with the Closing; and

•        For each share of Rumble capital stock held by all other shareholders of Rumble (“Non-Electing Shareholders”, and collectively with the Electing Shareholders, the “Rumble Shareholders”), such Non-Electing Shareholder will receive a number of shares of Class A common of the Company stock equal to the Company Exchange Ratio.

The “Arrangement Consideration” means the sum of $3,150,000,000, plus the cash and cash equivalents balance held by Rumble as of the Closing (net of outstanding indebtedness), plus the aggregate exercise price of all outstanding options to purchase Rumble stock. The “Price Per Company Share” is obtained by dividing (x) the Arrangement Consideration by (y) the number of outstanding shares of capital stock of Rumble (calculated on a fully-diluted basis in accordance with the Business Combination Agreement).

In addition, under the Business Combination Agreement and the Arrangement, all outstanding options and warrants to purchase shares of Rumble capital stock will be exchanged for a certain number of options and warrants to purchase shares of Class A common stock of the Company, respectively, based upon formulas set forth in the Business Combination Agreement, including earnout provisions for the options.

At Closing, the Escrow Portion (as defined below) of the aggregate shares of Class A common stock, shares of Class C Common Stock and ExchangeCo Shares issued in connection with the Arrangement to the Rumble Shareholders in exchange for their Rumble shares will be set aside in escrow accounts (the “Forfeiture Escrow Accounts”, and the shares in the Forfeiture Escrow Accounts, the “Forfeiture Escrow Shares”). “Escrow Portion” means the quotient of (a) 105,000,000 divided by (b) the Arrangement Consideration divided by $10.00. The Forfeiture Escrow Shares will be held in escrow for five years after the Closing (such period, the “Escrow Period”), at which time, if not earned and released to the Rumble Shareholders in accordance with the terms of the Business Combination Agreement, such Forfeiture Escrow Shares will be released to the Company for cancellation. The Forfeiture Escrow Shares will be earned and released by the Rumble Shareholders upon the closing price of the Class A common stock of the Company equaling or exceeding targets of $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 consecutive trading day period during the Escrow Period. In addition, the Forfeiture Escrow Shares are subject to early vesting in the event of a change of control transaction during the Escrow Period involving payments per share (including the Forfeiture Escrow Shares vested) exceeding the same target levels set forth above.

Subject to payment of the applicable exercise price of Exchanged Company Options, the holders thereof will receive corresponding Tandem Option Earnout Shares, which will be treated substantially the same as the Forfeiture Escrow Shares.

In addition, for an aggregate purchase price of $1.0 million (the “Class D Investment”), upon the Closing and pursuant to a subscription agreement to be entered into between Christopher Pavlovski, Rumble’s CEO and founder (“Mr. Pavlovski”) and the Company, the Company will issue and sell to Mr. Pavlovski a number of shares of Class D common stock, par value $0.001 per share (the “Class D Common Stock”), a new class of non-economic shares of common stock of the Company carrying the right to multiple votes per share to be created and issued in connection with the Closing, such that, taking into account the shares of Class A common stock (if any) and Class C Common Stock to be issued to Mr. Pavlovski at Closing, upon Closing, Mr. Pavlovski will have 85% of the voting power of the Company on a fully-diluted basis. Such shares of Class D Common Stock to be issued to Mr. Pavlovski are expected to be the only issued and outstanding shares of Class D Common Stock.

Contemporaneously with the execution of the Business Combination Agreement, the Company entered into separate Subscription Agreements (the “Subscription Agreements”) with a number of subscribers (each a “Subscriber”), including the Sponsor, pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 8.5 million shares of Class A common stock of the Company (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $85.0 million (the “PIPE Investments”), with the Sponsor’s Subscription Agreement accounting for up to $7.59 million of such aggregate PIPE Investments. The issuance of the PIPE Shares is contingent upon the closing of the Business Combination with Rumble and, therefore, do not affect the shares subject to possible redemption as of June 30, 2022.

Concurrently with the execution of the Business Combination Agreement, the Company entered into a Share Repurchase Agreement with Mr. Pavlovski, pursuant to which the Company agreed to repurchase from Mr. Pavlovski, upon the Closing, 1.1 million ExchangeCo Shares and redeem a corresponding number of shares of Class C Common Stock, for a total purchase price of $11.0 million. The closing of the share repurchase is contingent upon (and will take place immediately following), the Closing.

For more information on the Transactions, the agreements described above and other related agreements, please see the Forms 8-K filed by the Company with the SEC on December 2, 2021, the Company’s Registration Statement on Form S-4 in relation to the Transactions, initially filed with the SEC on February 14, 2022, as amended, and declared effective on August 11, 2022 (File No. 333-262725) (the “Rumble Registration Statement”), and the definitive proxy statement/prospectus, dated August 11, 2022, and filed by the Company with the SEC on August 12, 2022 (the “Proxy Statement”).

Forward Purchase Contract — In connection with the Initial Public Offering, the Sponsor committed, pursuant to a forward purchase contract with the Company (the “FPA”), to purchase, in a private placement for gross proceeds of $15,000,000 to occur concurrently with the consummation of an initial Business Combination, 1,500,000 of the Company’s Units on substantially the same terms as the sale of Units in the Initial Public Offering at $10.00 per Unit, and 375,000 shares of Class A common stock (for no additional consideration) (the securities issuable pursuant to the FPA, the “FPS”). The funds from the sale of the FPS will be used as part of the consideration to the sellers in the initial Business Combination; any excess funds from this private placement will be used for working capital in the post-transaction company. This commitment is independent of the percentage of stockholders electing to redeem their Public Shares and provides the Company with a minimum funding level for the initial Business Combination.

Failure to Consummate a Business Combination — The Company has until February 23, 2023, or a later date approved by the Company’s stockholders in accordance with the Amended and Restated Certificate of Incorporation, to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination by the end of the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The initial stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account below $10.00 per share. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account, except for the Company’s independent registered public accounting firm.

Liquidity and Capital Resources

As of June 30, 2022 and December 31, 2021, the Company had approximately $215,000 and $25,000, respectively, of cash in its operating account. As of June 30, 2022 and December 31, 2021, the Company had a working capital deficit of approximately $3,680,000 and $2,516,000, respectively. As of June 30, 2022 and December 31, 2021, approximately $346,000 and $23,000, respectively, of interest income earned on funds held in the Trust Account was available to pay taxes.

The Company’s liquidity needs through June 30, 2022 have been satisfied through a contribution of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares, a loan of approximately $151,000 from the Sponsor pursuant to a promissory note (the “Pre-IPO Note”) (see Note 4), the proceeds from the sale of the Private Placement Units not held in the Trust Account, and the Sponsor Loan (as defined below). The Company fully repaid the Pre-IPO Note upon completion of the Initial Public Offering. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor has committed up to $1,750,000 to be provided to the Company to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements after the Initial Public Offering and prior to the Company’s initial Business Combination (the “Sponsor Loan”). If the Sponsor Loan is insufficient, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company with Working Capital Loans (as defined in Note 4).

On April 21, 2022, the Company entered into a Working Capital Loan (the “2022 Working Capital Loan”) with the Sponsor in the amount of up to $500,000 in connection with advances the Sponsor will make to the Company for working capital expenses. The 2022 Working Capital Loan bears no interest and is due and payable on the date on which the Company consummates its initial Business Combination. The principal balance may be prepaid at any time.

As of June 30, 2022 and December 31, 2021, there was approximately $2,173,000 and $949,000, respectively, outstanding under the loans payable by the Company to the Sponsor. As of June 30, 2022 and December 31, 2021, these amounts included $1,750,000 and approximately $949,000, respectively, outstanding under the Sponsor Loan, and approximately $423,000 and $0, respectively, outstanding under the Working Capital Loans.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity from the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective target businesses, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Basis of Presentation

The unaudited condensed consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the financial position as of June 30, 2022 and the results of operations and cash flows for the periods presented. Certain information and disclosures normally included in unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. Interim results are not necessarily indicative of results for a full year or any future period. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Form 10-K and the final prospectus filed by the Company with the SEC on March 24, 2022 and February 19, 2021, respectively.

Principles of Consolidation

The consolidated financial statements of the Company include its wholly owned subsidiaries. All inter-company accounts and transactions are eliminated in consolidation.

Going Concern

In connection with the Company’s going concern considerations in accordance with guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements — Going Concern, the Company has until February 23, 2023 to consummate a Business Combination. The Company’s mandatory liquidation date, if a Business Combination is not consummated, raises substantial doubt about the Company’s ability to continue as a going concern. The consummation of the Business Combination pursuant to the Business Combination Agreement is subject to, among other closing conditions, the approval of the stockholders of the Company, and other terms and conditions as described in the Current Reports on Form 8-K filed by the Company with the SEC on December 2, 2021, the Rumble Registration Statement and the Proxy Statement. These financial statements do not include any adjustments related to the recovery of the recorded assets or the classification of the liabilities should the Company be unable to continue as a going concern. As discussed in Note 1, in the event of a mandatory liquidation, within ten business days, the Company will redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the

Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares.

Emerging Growth Company

The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s unaudited condensed consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Note 1 — Description of Organization, Business Operations and Basis of Presentation

CF Acquisition Corp. VI (the “Company”) was incorporated in Delaware on April 17, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). On December 6, 2021, 1000045707 Ontario Inc., an Ontario corporation and a direct wholly owned subsidiary of the Company, and 1000045728 Ontario Inc., an Ontario corporation and an indirect, wholly owned subsidiary of the Company were incorporated (collectively referred to as the “subsidiaries”). The subsidiaries were incorporated for the purposes of consummating the Transactions (as defined below).

Although the Company is not limited in its search for target businesses to a particular industry or sector for the purpose of consummating a Business Combination, the Company intends to focus its search on companies operating in the financial services, healthcare, real estate services, technology and software industries. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2021, the Company had not commenced operations. All activity through December 31, 2021 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”) described below, and the Company’s efforts toward locating and completing a suitable Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company has generated non-operating income in the form of interest income on investments in money market funds that invest in U.S. Treasury Securities and cash equivalents from the proceeds derived from the Initial Public Offering, and recognized changes in the fair value of the warrant liability and FPS (as defined below) liability as other income (expense).

The Company’s sponsor is CFAC Holdings VI, LLC (the “Sponsor”). The registration statement for the Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 18, 2021. On February 23, 2021, the Company consummated the Initial Public Offering of 30,000,000 units (each, a “Unit” and with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at a purchase price of $10.00 per Unit, generating gross proceeds of $300,000,000, which is described in Note 3. Each Unit consists of one share of Class A common stock and one-fourth of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50. Each warrant will become exercisable 30 days after the completion of the Business Combination and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 700,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit to the Sponsor in a private placement, generating gross proceeds of $7,000,000, which is described in Note 4. The proceeds of the Private Placement Units were deposited into the Trust Account (as defined below) and will be used to fund the redemption of the Public Shares subject to the requirements of applicable law (see Note 4).

Offering costs amounted to approximately $6,600,000, consisting of $6,100,000 of underwriting fees and approximately $500,000 of other costs.

Following the closing of the Initial Public Offering and sale of Private Placement Units on February 23, 2021, an amount of $300,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units (see Note 4) was placed in a trust account (the “Trust Account”) located in the United States at UMB Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee, which may be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the

Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

Initial Business Combination — The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share). The per share amount to be distributed to public stockholders who redeem the Public Shares will not be reduced by the Marketing Fee (as defined below in Note 4). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated certificate of incorporation (as may be amended, the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the SEC and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the Business Combination is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed Business Combination. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares (as defined below in Note 4), their Private Placement Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial stockholders have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares held by the initial stockholders in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A common stock sold in the Initial Public Offering, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors (the “initial stockholders”) have agreed not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) that would affect the substance or timing of the Company’s obligation to allow redemption in connection with its initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

On December 1, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Rumble, Inc. (“Rumble”). Pursuant to the Business Combination Agreement and by means of an arrangement under Section 182 of the Business Corporations Act (Ontario) (the “Arrangement”), subject to the terms and conditions set forth in the Business Combination Agreement and a plan of arrangement (the “Plan of Arrangement”) to be submitted to the Ontario Superior Court of Justice (Commercial List), upon the closing of the transactions contemplated by the Business Combination Agreement (the “Closing” and such transactions, the “Transactions”), in exchange for their respective shares of capital stock of Rumble:

•        For each share of Rumble capital stock held by eligible electing Canadian shareholders of Rumble (“Electing Shareholders”), the Electing Shareholder will receive a number of exchangeable shares in an indirect, wholly owned Canadian subsidiary of the Company (the “ExchangeCo Shares”) equal to the quotient obtained by dividing the Price Per Company Share (as defined below) by $10.00 (the “Company Exchange Ratio”), and such Electing Shareholders shall concurrently subscribe for nominal value for a corresponding number of shares of Class C common stock of the Company, par value $0.0001 per share (the “Class C Common Stock”), a new class of voting, non-economic shares of common stock of the Company to be created and issued in connection with the Closing; and

•        For each share of Rumble capital stock held by all other shareholders of Rumble (“Non-Electing Shareholders”, and collectively with the Electing Shareholders, the “Rumble Shareholders”), such Non-Electing Shareholder will receive a number of shares of Class A common of the Company stock equal to the Company Exchange Ratio.

The “Arrangement Consideration” means the sum of $3,150,000,000, plus the cash and cash equivalents balance held by Rumble as of the Closing (net of outstanding indebtedness), plus the aggregate exercise price of all outstanding options to purchase Rumble stock. The “Price Per Company Share” is obtained by dividing (x) the Arrangement Consideration by (y) the number of outstanding shares of capital stock of Rumble (calculated on a fully-diluted basis in accordance with the Business Combination Agreement).

In addition, under the Business Combination Agreement and the Arrangement, all outstanding options and warrants to purchase shares of Rumble capital stock will be exchanged for a certain number of options and warrants to purchase shares of Class A common stock of the Company, respectively, based upon formulas set forth in the Business Combination Agreement, including earnout provisions for the options.

At Closing, the Escrow Portion (as defined below) of the aggregate shares of Class A common stock, shares of Class C Common Stock and ExchangeCo Shares issued in connection with the Arrangement to the Rumble Shareholders in exchange for their Rumble shares will be set aside in escrow accounts (the “Forfeiture Escrow Accounts”, and the shares in the Forfeiture Escrow Accounts, the “Forfeiture Escrow Shares”). “Escrow Portion” means the quotient of (a) 105,000,000 divided by (b) the Arrangement Consideration divided by $10.00. The Forfeiture Escrow Shares will be held in escrow for five years after the Closing (such period, the “Escrow Period”), at which time, if not earned and released to the Rumble Shareholders in accordance with the terms of the Business Combination Agreement, such Forfeiture Escrow Shares will be released to the Company for cancellation. The Forfeiture Escrow Shares will be earned and released by the Rumble Shareholders upon the closing price of the Class A common stock of the Company equaling or exceeding targets of $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 consecutive trading day period during the Escrow Period. In addition, the Forfeiture Escrow Shares are subject to early vesting in the event of a change of control transaction during the Escrow Period involving payments per share (including the Forfeiture Escrow Shares vested) exceeding the same target levels set forth above.

Subject to payment of the applicable exercise price of Exchanged Company Options, the holders thereof will receive corresponding Tandem Option Earnout Shares, which will be treated substantially the same as the Forfeiture Escrow Shares.

In addition, for an aggregate purchase price of $1.0 million (the “Class D Investment”), upon the Closing and pursuant to a subscription agreement to be entered into between Christopher Pavlovski, Rumble’s CEO and founder (“Mr. Pavlovski”) and the Company, the Company will issue and sell to Mr. Pavlovski a number of shares of Class D common stock, par value $0.001 per share (the “Class D Common Stock”), a new class of non-economic shares of common stock of the Company carrying the right to multiple votes per share to be created and issued in connection with the Closing, such that, taking into account the shares of Class A common stock (if any) and Class C Common Stock to be issued to Mr. Pavlovski at Closing, upon Closing, Mr. Pavlovski will have 85% of the voting power of the Company on a fully-diluted basis. Such shares of Class D Common Stock to be issued to Mr. Pavlovski are expected to be the only issued and outstanding shares of Class D Common Stock.

Contemporaneously with the execution of the Business Combination Agreement, the Company entered into separate Subscription Agreements (the “Subscription Agreements”) with a number of subscribers (each a “Subscriber”), including the Sponsor, pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 8.5 million shares of Class A common stock of the Company (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $85.0 million (the “PIPE Investments”), with the Sponsor’s Subscription Agreement accounting for up to $7.59 million of such aggregate PIPE Investments. The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements is contingent upon, among other customary closing conditions, the substantially concurrent Closing.

Concurrently with the execution of the Business Combination Agreement, the Company entered into a Share Repurchase Agreement with Mr. Pavlovski, pursuant to which the Company agreed to repurchase from Mr. Pavlovski, upon the Closing, 1.1 million ExchangeCo Shares and redeem a corresponding number of shares of Class C Common Stock, for a total purchase price of $11.0 million. The closing of the share repurchase is contingent upon (and will take place immediately following), the Closing.

For more information on the Transactions, the agreements described above and other related agreements, please see the Forms 8-K filed by the Company with the SEC on December 2, 2021 and the Company’s Registration Statement on Form S-4 in relation to the Transactions, initially filed with the SEC on February 14, 2022 (the “Registration Statement”).

Forward Purchase Contract — In connection with the Initial Public Offering, the Sponsor committed, pursuant to a forward purchase contract with the Company (the “FPA”), to purchase, in a private placement for gross proceeds of $15,000,000 to occur concurrently with the consummation of an initial Business Combination, 1,500,000 of the Company’s Units on substantially the same terms as the sale of Units in the Initial Public Offering at $10.00 per Unit, and 375,000 shares of Class A common stock (for no additional consideration) (the securities issuable pursuant to the FPA, the “FPS”). The funds from the sale of the FPS will be used as part of the consideration to the sellers in the initial Business Combination; any excess funds from this private placement will be used for working capital in the post-transaction company. This commitment is independent of the percentage of stockholders electing to redeem their Public Shares and provides the Company with a minimum funding level for the initial Business Combination.

Failure to Consummate a Business Combination — The Company has until February 23, 2023, or a later date approved by the Company’s stockholders in accordance with the Amended and Restated Certificate of Incorporation, to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination by the end of the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The initial stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account below $10.00 per share. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account, except for the Company’s independent registered public accounting firm.

Liquidity and Capital Resources

As of both December 31, 2021 and 2020, the Company had $25,000 of cash in its operating account. As of December 31, 2021 and 2020, the Company had a working capital deficit of approximately $2,516,000 and $157,000, respectively. During the year ended December 31, 2021, approximately $23,000 of the interest income earned on funds held in the Trust Account was available to pay taxes.

The Company’s liquidity needs through December 31, 2021 have been satisfied through a contribution of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares, a loan of approximately $151,000 from the Sponsor pursuant to a promissory note (the “Pre-IPO Note”) (see Note 4), the proceeds from the sale of the Private Placement Units not held in the Trust Account, and the Sponsor Loan (as defined below). The Company fully repaid the Pre-IPO Note upon completion of the Initial Public Offering. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor has committed up to $1,750,000 to be provided to the Company to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements after the Initial Public Offering and prior to the Company’s initial Business Combination (the “Sponsor Loan”). If the Sponsor Loan is insufficient, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company with Working Capital Loans (as defined in Note 4). As of December 31, 2021 and 2020, there was approximately $949,000 and $0 outstanding, respectively, under the Sponsor Loan.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity from the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective target businesses, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination. As of both December 31, 2021 and 2020, there were no amounts outstanding under the Working Capital Loans.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial information and pursuant to the rules and regulations of the SEC.

Principles of Consolidation

The consolidated financial statements of the Company include its wholly owned subsidiaries. All inter-company accounts and transactions are eliminated in consolidation.

Going Concern

In connection with the Company’s going concern considerations in accordance with guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements — Going Concern, the Company has until February 23, 2023 to consummate a Business Combination. The Company’s mandatory liquidation date, if a Business Combination is not consummated, raises substantial doubt about the entity’s ability to continue as a going concern. These financial statements do not include any adjustments related to the recovery of the recorded assets or the classification of the liabilities should the Company be unable to continue as a going concern. As discussed in Note 1, in the event of a mandatory liquidation, within ten business days, the Company will redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares.

Emerging Growth Company

The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Restatement of Previously Issued Financial Statements

Restatement 1

On April 12, 2021, the staff of the SEC (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to being treated as equity. The Company previously accounted for the warrants and the FPS as components of equity.

In light of the SEC Staff Statement, the Company reevaluated the accounting treatment of (i) the 7,500,000 Public Warrants (as defined below) that were included in the Units issued by the Company in the Initial Public Offering, (ii) the 175,000 Private Placement Warrants (as defined below) that were issued to the Company’s sponsor in a private placement that closed concurrently with the Initial Public Offering and (iii) the FPS (see Note 2 and Note 9).

Specifically, pursuant to their terms, the exercise of the Public Warrants, Private Placement Warrants and the warrants included in the FPS may be settled in cash upon the occurrence of a tender offer or exchange that involves holders of 50% or more of the Company’s shares of Class A common stock. Because not all of the Company’s stockholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, management concluded that the Public Warrants, Private Placement Warrants and warrants included in the FPS do not meet the conditions of equity classification set forth in ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815-40”).

As the Public Warrants, Private Placement Warrants and the FPS meet the definition of a derivative under ASC 815, Derivatives and Hedging (“ASC 815”), the Public Warrants, Private Placement Warrants and the FPS should be recorded as liabilities on the balance sheet and measured at fair value at inception and at each reporting date in accordance with ASC 820, Fair Value Measurement (“ASC 820”), with any subsequent changes in fair value recognized in the Company’s statement of operations in the period of change.

Restatement 2

In connection with the change in presentation for shares of Class A common stock subject to possible redemption in the Company’s financial statements for the quarter ended September 30, 2021, the Company re-evaluated its accounting of the Public Shares. As a result, the Company determined that at the closing of the Initial Public Offering, it had improperly valued the Public Shares. The Company has previously determined the Public Shares subject to possible redemption to be equal to the redemption value of $10.00 per share, while also taking into consideration that pursuant to the Company’s amended and restated certificate of incorporation, a redemption cannot result in net tangible assets being less than $5,000,001. Pursuant to the updated analysis, management determined that all Public Shares can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Public Shares subject to possible redemption, resulting in the shares of Class A common stock subject to possible redemption being equal to their redemption value, reclassified the remaining Public Shares from permanent equity to temporary equity on the Company’s balance sheet, and recognized accretion from the initial book value to redemption value at the time of the Initial Public Offering, with a resulting decrease in Additional paid-in capital and increase in Accumulated deficit.

The Company assessed the materiality of both restatements on its prior period’s financial statement in accordance with SEC Staff Accounting Bulletins Topic 1.M, Materiality and Topic 1.A, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements and the guidance in ASC 250, Accounting Changes and Error Corrections. As a result of this assessment, the Company determined that the corrections were material to the previously filed financial statement that contained the errors as initially reported in the Company’s Form 8-K as of February 23, 2021 (the “Affected Period”). Therefore, the Company is reporting these restatements to the Affected Period in this Form 10-K.

The table below presents the effects of the financial statement adjustments related to the restatements of the Company’s previously reported balance sheet as of February 23, 2021:

	As of February 23, 2021
	As Previously Reported	Adjustment 1	Adjustment 2	As Restated
Balance Sheet
Warrant liability	$—	$9,536,188	$—	$9,536,188
FPS liability	$—	$3,859,558	$—	$3,589,558
Total liabilities	$965,432	$13,395,746	$—	$14,361,178
Class A common stock subject to possible redemption	$295,447,690	$(13,395,740)	$17,948,050	$300,000,000
Class A common stock	$116	$134	$(180)	$70
Additional paid-in-capital	$5,000,437	$3,859,421	$(8,859,858)	$—
Accumulated deficit	$(1,294)	$(3,859,560)	$(9,088,013)	$(12,948,867)
Total Stockholders’ Equity/(Deficit)	$5,000,009	$(6)	$(17,948,050)	$(12,948,047)